FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FINANCIAL ASSETS AND LIABILITIES

29.	FINANCIAL ASSETS AND LIABILITIES

Interest rate risk management
In February 2013, Frontline 2012 entered into six interest rate swaps with Nordea Bank whereby the floating interest rate on an original principal amount of $260 million of the then anticipated debt on 12 MR product tanker newbuildings was switched to fixed rate. These newbuildings were subsequently financed from the $466.5 million term loan facility. Credit risk exists to the extent that the counterparty is unable to perform under the contracts, but this risk is considered remote as the counterparty is a bank, which participates in the loan facility to which the interest rate swaps are related. The Company recorded a mark to market loss on these interest swaps of $4.5 million in 2015 (2014: loss of $8.8 million).

The interest rate swaps are not designated as hedges and are summarized as at December 31, 2015 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
18,958	June 2013	June 2020	1.4025%
56,167	September 2013	September 2020	1.5035%
94,820	December 2013	December 2020	1.6015%
18,178	March 2014	March 2021	1.6998%
18,521	June 2014	June 2021	1.7995%
18,864	September 2014	September 2021	1.9070%
225,508

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. There is a risk that currency fluctuations will have a negative effect on the value of the Company's cash flows. Company has not entered into forward contracts for either transaction or translation risk, which may have an adverse effect on the Company's financial condition and results of operations. Certain of the Company's subsidiaries report in Sterling, Singapore dollars and Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Bunker swap agreements
From time to time, the Company may enter into bunker swap agreements to hedge the cost of its fuel costs. In August 2015, the Company entered into four bunker swap agreements whereby the fixed rate on 4,000 metric tons per calendar month was switched to a floating rate. The Company is then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The fair value of these swaps at December 31, 2015 was a payable of $4.1 million (2014: nil). A non-cash mark to market loss of $2.3 million was recorded in 2015 (2014: nil).

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2015 and 2014 are as follows:

	2015		2014
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	264,524	264,524	235,801	235,801
Restricted cash	368	368	35,800	35,800
Liabilities:
Floating rate debt	806,456	806,456	517,575	517,575

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	264,524	264,524	—	—
Restricted cash	368	368	—	—
Liabilities:
Floating rate debt	806,456	—	806,456	—

(in thousands of $)	2014 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	235,801	235,801	—	—
Restricted cash	35,800	35,800	—	—
Liabilities:
Floating rate debt	517,575	—	517,575	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Assets Measured at Fair Value on a Nonrecurring Basis
See Note 4 for a summary of the estimated fair values of the assets acquired and liabilities assumed on the Merger.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate and bunker swap agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and HSBC. However, the Company believes this risk is remote.